Other disclosures on cash flows	12 Months Ended
Dec. 31, 2017
Other disclosures on cash flows [Abstract]
Other disclosures on cash flows

27. Other disclosures on cash flows

Non-cash investing and financing activities

	2017	2016	2015
Transfer of assets and liabilities	-	56,351	399,048
Capitalization of related party transactions	-	26,610	-

The issuance of shares described in Note 18 refers to non-cash consideration.